SUPPLEMENT TO THE PROSPECTUS

United Government Securities Fund, Inc. Class A Shares

The following information replaces the second paragraph of disclosure in the section entitled "WRIMCO and Its Affiliates" on page 30:

     James C. Cusser is primarily responsible for the day-to-day management of the portfolio of the Fund. Mr. Cusser has held his Fund responsibilities since January 1997. He is Vice President of WRIMCO and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Cusser has served as the portfolio manager for investment companies managed by WRIMCO since August 1992 and has been an employee of WRIMCO since August 1992. From January 1987 to August 1992, Mr. Cusser was Vice President of Kidder, Peabody & Co., New York. Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

To be attached to the cover page of the Prospectus of United Government Securities Fund, Inc. Class A Shares dated June 30, 1996.

This supplement is dated January 30, 1997.

NUS1011A0

SUPPLEMENT TO THE PROSPECTUS

United Government Securities Fund, Inc. Class Y Shares

The following information replaces the second paragraph of disclosure in the section entitled "WRIMCO and Its Affiliates" on page 24:

     James C. Cusser is primarily responsible for the day-to-day management of the portfolio of the Fund. Mr. Cusser has held his Fund responsibilities since January 1997. He is Vice President of WRIMCO and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Cusser has served as the portfolio manager for investment companies managed by WRIMCO since August 1992 and has been an employee of WRIMCO since August 1992. From January 1987 to August 1992, Mr. Cusser was Vice President of Kidder, Peabody & Co., New York. Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Fund's investments.

To be attached to the cover page of the Prospectus of United Government Securities Fund, Inc. Class Y Shares dated June 30, 1996.

This supplement is dated January 30, 1997.

NUS1011-Y